UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Tax Managed
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813028.104

ATMS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,000	$ 81,460
H&R Block, Inc.	10,000	207,300
		288,760
Hotels, Restaurants & Leisure - 3.4%
McDonald's Corp.	12,000	696,240
Nathan's Famous, Inc. (a)	5,000	68,700
		764,940
Household Durables - 0.6%
Leggett & Platt, Inc.	5,000	62,450
Whirlpool Corp.	2,000	66,860
		129,310
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	5,000	69,400
Discovery Communications, Inc. Class C (a)	5,000	71,900
Virgin Media, Inc.	20,000	90,800
		232,100
Specialty Retail - 0.4%
Jos. A. Bank Clothiers, Inc. (a)	2,000	54,920
Sherwin-Williams Co.	1,000	47,750
		102,670
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc. (a)	5,000	73,000
FGX International Ltd. (a)	10,500	130,200
G-III Apparel Group Ltd. (a)	10,800	59,400
Hanesbrands, Inc. (a)	6,000	53,940
Phillips-Van Heusen Corp.	3,200	60,864
Polo Ralph Lauren Corp. Class A	4,000	164,120
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,100	70,716
VF Corp.	1,900	106,438
Warnaco Group, Inc. (a)	3,100	70,184
		788,862
TOTAL CONSUMER DISCRETIONARY		2,306,642
CONSUMER STAPLES - 11.0%
Beverages - 2.0%
Anheuser-Busch InBev NV	7,000	178,435
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	10,000	$ 145,200
Molson Coors Brewing Co. Class B	3,300	132,891
		456,526
Food & Staples Retailing - 4.3%
BJ's Wholesale Club, Inc. (a)	2,800	80,304
Kroger Co.	23,100	519,750
Nash-Finch Co.	5,000	215,150
The Pantry, Inc. (a)	10,000	166,300
		981,504
Food Products - 1.0%
Chiquita Brands International, Inc. (a)	11,000	153,780
TreeHouse Foods, Inc. (a)	3,000	79,170
		232,950
Household Products - 0.5%
Procter & Gamble Co.	2,000	109,000
Tobacco - 3.2%
Altria Group, Inc.	43,000	711,220
TOTAL CONSUMER STAPLES		2,491,200
ENERGY - 12.7%
Energy Equipment & Services - 3.0%
ENSCO International, Inc.	8,100	221,616
Noble Corp.	6,700	181,905
Rowan Companies, Inc.	10,000	126,600
Tidewater, Inc.	4,000	166,440
		696,561
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. (a)	4,000	65,280
Chevron Corp.	5,000	352,600
ConocoPhillips	18,484	878,545
Frontier Oil Corp.	8,900	127,092
Massey Energy Co.	5,000	75,900
Sunoco, Inc.	2,500	115,800
Tesoro Corp.	5,000	86,150
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	17,440	$ 420,653
Walter Industries, Inc.	4,000	73,760
		2,195,780
TOTAL ENERGY		2,892,341
FINANCIALS - 11.2%
Commercial Banks - 0.2%
Huntington Bancshares, Inc.	15,000	43,200
Consumer Finance - 0.9%
Capital One Financial Corp.	12,000	190,080
Diversified Financial Services - 1.0%
Bank of America Corp.	30,000	197,400
KKR Financial Holdings LLC	22,400	31,808
		229,208
Insurance - 8.8%
ACE Ltd.	5,000	218,300
AFLAC, Inc.	2,000	46,420
American Equity Investment Life Holding Co.	12,300	82,287
Berkshire Hathaway, Inc. Class B (a)	240	717,360
Loews Corp.	9,700	236,680
MetLife, Inc.	10,000	287,300
Platinum Underwriters Holdings Ltd.	3,500	97,335
The Travelers Companies, Inc.	8,000	309,120
		1,994,802
Real Estate Investment Trusts - 0.3%
General Growth Properties, Inc.	55,000	35,750
ProLogis Trust	4,000	40,040
		75,790
TOTAL FINANCIALS		2,533,080
HEALTH CARE - 15.4%
Biotechnology - 5.9%
Amgen, Inc. (a)	18,500	1,014,725
Cephalon, Inc. (a)	1,000	77,180
Genentech, Inc. (a)	2,000	162,480
Myriad Genetics, Inc. (a)	1,000	74,570
		1,328,955
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Covidien Ltd.	2,000	$ 76,680
Health Care Providers & Services - 2.0%
AMERIGROUP Corp. (a)	5,000	139,850
AmerisourceBergen Corp.	1,000	36,320
McKesson Corp.	1,000	44,200
WellPoint, Inc. (a)	5,700	236,265
		456,635
Pharmaceuticals - 7.2%
AstraZeneca PLC sponsored ADR	1,000	38,530
Bayer AG	1,000	53,273
Pfizer, Inc.	66,000	962,280
Warner Chilcott Ltd. (a)	10,000	137,500
Wyeth	10,000	429,700
		1,621,283
TOTAL HEALTH CARE		3,483,553
INDUSTRIALS - 10.8%
Aerospace & Defense - 6.1%
Alliant Techsystems, Inc. (a)	1,000	80,810
BAE Systems PLC	50,000	291,561
Northrop Grumman Corp.	15,300	736,236
United Technologies Corp.	5,500	263,945
		1,372,552
Airlines - 0.3%
AMR Corp. (a)	5,000	29,700
Delta Air Lines, Inc. (a)	5,000	34,500
		64,200
Building Products - 1.0%
Lennox International, Inc.	3,400	95,574
NCI Building Systems, Inc. (a)	6,000	69,540
Owens Corning (a)	5,000	66,700
		231,814
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	2,000	51,720
Electrical Equipment - 0.8%
Acuity Brands, Inc.	2,000	53,740
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries Ltd. Class A	3,000	$ 80,730
Energy Conversion Devices, Inc. (a)	2,000	50,340
		184,810
Industrial Conglomerates - 1.7%
General Electric Co.	10,000	121,300
McDermott International, Inc. (a)	5,500	57,035
Textron, Inc.	4,600	41,538
Tyco International Ltd.	7,850	165,007
		384,880
Machinery - 0.5%
Navistar International Corp. (a)	4,000	121,480
Marine - 0.2%
Safe Bulkers, Inc.	5,000	31,800
TOTAL INDUSTRIALS		2,443,256
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.4%
AudioCodes Ltd. (a)	24,500	41,895
Cisco Systems, Inc. (a)	15,000	224,550
Oplink Communications, Inc. (a)	8,700	61,509
		327,954
Computers & Peripherals - 6.1%
Dell, Inc. (a)	10,000	95,000
Hewlett-Packard Co.	15,000	521,250
NCR Corp. (a)	8,100	101,655
Seagate Technology	20,000	75,800
Western Digital Corp. (a)	40,900	600,412
		1,394,117
Electronic Equipment & Components - 0.5%
Tyco Electronics Ltd.	8,000	113,280
Internet Software & Services - 0.2%
EarthLink, Inc. (a)	5,000	37,650
IT Services - 3.6%
Accenture Ltd. Class A	11,100	350,316
Affiliated Computer Services, Inc. Class A (a)	3,500	160,510
Alliance Data Systems Corp. (a)	2,000	83,180
CACI International, Inc. Class A (a)	2,000	90,300
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	5,000	$ 79,550
Integral Systems, Inc. (a)	5,000	54,650
		818,506
Software - 3.9%
BMC Software, Inc. (a)	2,000	50,660
McAfee, Inc. (a)	2,000	60,980
Sybase, Inc. (a)	12,967	354,129
Symantec Corp. (a)	26,800	410,844
		876,613
TOTAL INFORMATION TECHNOLOGY		3,568,120
MATERIALS - 3.0%
Containers & Packaging - 1.2%
Ball Corp.	2,000	76,680
Pactiv Corp. (a)	2,000	43,240
Rock-Tenn Co. Class A	5,000	155,850
		275,770
Metals & Mining - 1.8%
Barrick Gold Corp.	1,000	37,639
Cliffs Natural Resources, Inc.	2,400	55,608
Compass Minerals International, Inc.	1,000	60,170
Newcrest Mining Ltd.	1,000	19,386
Nucor Corp.	4,500	183,555
United States Steel Corp.	2,000	60,060
		416,418
TOTAL MATERIALS		692,188
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.2%
CenturyTel, Inc.	3,000	81,420
Embarq Corp.	4,000	142,880
Level 3 Communications, Inc. (a)	50,000	50,000
Verizon Communications, Inc.	15,000	448,050
		722,350
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
NTT DoCoMo, Inc. sponsored ADR	3,000	$ 51,660
Sprint Nextel Corp. (a)	95,000	230,850
		282,510
TOTAL TELECOMMUNICATION SERVICES		1,004,860
UTILITIES - 4.8%
Electric Utilities - 0.3%
Allegheny Energy, Inc.	2,000	66,480
Independent Power Producers & Energy Traders - 1.8%
NRG Energy, Inc. (a)	17,000	397,120
Multi-Utilities - 2.7%
CMS Energy Corp.	30,000	352,500
PG&E Corp.	3,500	135,345
Sempra Energy	3,000	131,520
		619,365
TOTAL UTILITIES		1,082,965
TOTAL COMMON STOCKS (Cost $26,016,139)		22,498,205
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.11% 2/12/09 to 4/2/09 (Cost $109,994)	$ 110,000	109,991
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.78% (b) (Cost $536,229)	536,229	536,229
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $26,662,362)		23,144,425
NET OTHER ASSETS - (2.0)%		(457,545)
NET ASSETS - 100%		$ 22,686,880
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,803
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,144,425	$ 23,015,048	$ 129,377	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $26,824,154. Net unrealized depreciation aggregated $3,679,729, of which $1,145,008 related to appreciated investment securities and $4,824,737 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Tax Managed Stock
Fund

January 31, 2009

1.813075.104

TMG-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.1%
Federal-Mogul Corp. Class A (a)	9,400	$ 54,144
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	4,000	325,840
H&R Block, Inc.	40,000	829,200
		1,155,040
Hotels, Restaurants & Leisure - 3.3%
McDonald's Corp.	56,600	3,283,932
Nathan's Famous, Inc. (a)	25,000	343,500
		3,627,432
Household Durables - 0.5%
Leggett & Platt, Inc.	20,000	249,800
Whirlpool Corp.	8,000	267,440
		517,240
Media - 0.5%
Comcast Corp. Class A (special) (non-vtg.)	20,000	277,600
Discovery Communications, Inc. Class C (a)	20,000	287,600
		565,200
Specialty Retail - 0.3%
Jos. A. Bank Clothiers, Inc. (a)(d)	10,000	274,600
Sherwin-Williams Co.	800	38,200
		312,800
Textiles, Apparel & Luxury Goods - 3.4%
Coach, Inc. (a)	20,000	292,000
FGX International Ltd. (a)	44,300	549,320
G-III Apparel Group Ltd. (a)	34,800	191,400
Hanesbrands, Inc. (a)	23,000	206,770
Phillips-Van Heusen Corp.	14,500	275,790
Polo Ralph Lauren Corp. Class A	9,400	385,682
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	30,000	298,800
VF Corp.	24,500	1,372,490
Warnaco Group, Inc. (a)	8,800	199,232
		3,771,484
TOTAL CONSUMER DISCRETIONARY		10,003,340
CONSUMER STAPLES - 11.7%
Beverages - 2.7%
Anheuser-Busch InBev NV	51,600	1,315,324
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	50,000	$ 726,000
Molson Coors Brewing Co. Class B	24,100	970,507
		3,011,831
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)	20,000	573,600
Kroger Co.	101,100	2,274,750
Nash-Finch Co.	21,500	925,145
The Pantry, Inc. (a)	30,000	498,900
		4,272,395
Food Products - 1.6%
Archer Daniels Midland Co.	22,000	602,360
Chiquita Brands International, Inc. (a)	60,000	838,800
TreeHouse Foods, Inc. (a)	13,400	353,626
		1,794,786
Household Products - 0.5%
Procter & Gamble Co.	10,000	545,000
Tobacco - 3.0%
Altria Group, Inc.	201,500	3,332,810
TOTAL CONSUMER STAPLES		12,956,822
ENERGY - 12.4%
Energy Equipment & Services - 2.4%
ENSCO International, Inc.	32,700	894,672
Noble Corp.	31,700	860,655
Rowan Companies, Inc.	35,000	443,100
Tidewater, Inc.	9,800	407,778
		2,606,205
Oil, Gas & Consumable Fuels - 10.0%
Alpha Natural Resources, Inc. (a)	17,000	277,440
Chevron Corp.	30,000	2,115,600
ConocoPhillips	89,322	4,245,475
Frontier Oil Corp.	41,000	585,480
Massey Energy Co.	20,000	303,600
Sunoco, Inc.	15,500	717,960
Tesoro Corp.	30,000	516,900
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	82,000	$ 1,977,840
Walter Industries, Inc.	19,000	350,360
		11,090,655
TOTAL ENERGY		13,696,860
FINANCIALS - 9.7%
Commercial Banks - 0.2%
Huntington Bancshares, Inc.	80,000	230,400
Consumer Finance - 0.7%
Capital One Financial Corp.	50,000	792,000
Diversified Financial Services - 1.0%
Bank of America Corp.	150,000	987,000
KKR Financial Holdings LLC	98,000	139,160
		1,126,160
Insurance - 7.5%
ACE Ltd.	20,000	873,200
AFLAC, Inc.	10,000	232,100
American Equity Investment Life Holding Co.	28,200	188,658
Berkshire Hathaway, Inc. Class B (a)	1,120	3,347,680
Loews Corp.	43,000	1,049,200
MetLife, Inc.	35,000	1,005,550
Platinum Underwriters Holdings Ltd.	8,700	241,947
The Travelers Companies, Inc.	35,000	1,352,400
		8,290,735
Real Estate Investment Trusts - 0.3%
General Growth Properties, Inc.	175,000	113,750
ProLogis Trust	21,000	210,210
		323,960
TOTAL FINANCIALS		10,763,255
HEALTH CARE - 15.2%
Biotechnology - 5.9%
Amgen, Inc. (a)	77,000	4,223,450
Cephalon, Inc. (a)	5,000	385,900
Genentech, Inc. (a)	7,000	568,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	9,000	$ 671,130
PDL BioPharma, Inc.	100,000	642,000
		6,491,160
Health Care Equipment & Supplies - 0.3%
Covidien Ltd.	10,000	383,400
Health Care Providers & Services - 1.9%
AMERIGROUP Corp. (a)	20,000	559,400
AmerisourceBergen Corp.	5,000	181,600
McKesson Corp.	5,000	221,000
WellPoint, Inc. (a)	27,000	1,119,150
		2,081,150
Pharmaceuticals - 7.1%
AstraZeneca PLC sponsored ADR	7,000	269,710
Bayer AG	5,000	266,366
Pfizer, Inc.	316,000	4,607,279
Warner Chilcott Ltd. (a)	40,000	550,000
Wyeth	50,000	2,148,500
		7,841,855
TOTAL HEALTH CARE		16,797,565
INDUSTRIALS - 10.7%
Aerospace & Defense - 5.9%
Alliant Techsystems, Inc. (a)	5,000	404,050
BAE Systems PLC	220,000	1,282,868
Northrop Grumman Corp.	75,300	3,623,436
United Technologies Corp.	24,000	1,151,760
		6,462,114
Airlines - 0.3%
AMR Corp. (a)	25,000	148,500
Delta Air Lines, Inc. (a)	25,000	172,500
		321,000
Building Products - 0.9%
Lennox International, Inc.	13,800	387,918
NCI Building Systems, Inc. (a)	27,000	312,930
Owens Corning (a)	20,000	266,800
		967,648
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	10,000	258,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.8%
Acuity Brands, Inc.	8,000	$ 214,960
Cooper Industries Ltd. Class A	15,000	403,650
Energy Conversion Devices, Inc. (a)	10,000	251,700
		870,310
Industrial Conglomerates - 2.0%
General Electric Co.	70,000	849,100
McDermott International, Inc. (a)	26,700	276,879
Textron, Inc.	22,100	199,563
Tyco International Ltd.	40,375	848,683
		2,174,225
Machinery - 0.5%
Navistar International Corp. (a)	20,000	607,400
Marine - 0.1%
Safe Bulkers, Inc.	25,000	159,000
TOTAL INDUSTRIALS		11,820,297
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.6%
AudioCodes Ltd. (a)	72,200	123,462
Cisco Systems, Inc. (a)	100,000	1,497,000
Oplink Communications, Inc. (a)	25,800	182,406
		1,802,868
Computers & Peripherals - 5.5%
Dell, Inc. (a)	55,000	522,500
Hewlett-Packard Co.	65,000	2,258,750
NCR Corp. (a)	36,700	460,585
Seagate Technology	90,000	341,100
Western Digital Corp. (a)	170,000	2,495,600
		6,078,535
Electronic Equipment & Components - 0.5%
Tyco Electronics Ltd.	35,000	495,600
Internet Software & Services - 0.1%
EarthLink, Inc. (a)	20,000	150,600
IT Services - 3.8%
Accenture Ltd. Class A	54,300	1,713,708
Affiliated Computer Services, Inc. Class A (a)	15,000	687,900
Alliance Data Systems Corp. (a)	10,000	415,900
CACI International, Inc. Class A (a)	10,000	451,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp. (a)	10,000	$ 368,400
Fidelity National Information Services, Inc.	20,000	318,200
Integral Systems, Inc. (a)	20,000	218,600
		4,174,208
Software - 3.8%
BMC Software, Inc. (a)	10,000	253,300
McAfee, Inc. (a)	10,000	304,900
Sybase, Inc. (a)	58,825	1,606,511
Symantec Corp. (a)	128,900	1,976,037
		4,140,748
TOTAL INFORMATION TECHNOLOGY		16,842,559
MATERIALS - 3.4%
Containers & Packaging - 0.9%
Ball Corp.	5,000	191,700
Pactiv Corp. (a)	10,000	216,200
Rock-Tenn Co. Class A	20,000	623,400
		1,031,300
Metals & Mining - 2.5%
ArcelorMittal SA (NY Shares) Class A	25,000	564,250
Barrick Gold Corp.	7,000	263,474
Cliffs Natural Resources, Inc.	13,400	310,478
Compass Minerals International, Inc.	5,000	300,850
Newcrest Mining Ltd.	5,000	96,931
Nucor Corp.	22,000	897,380
United States Steel Corp.	10,000	300,300
		2,733,663
TOTAL MATERIALS		3,764,963
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.0%
CenturyTel, Inc.	13,000	352,820
Embarq Corp.	18,000	642,960
Level 3 Communications, Inc. (a)	220,000	220,000
Verizon Communications, Inc.	70,000	2,090,900
		3,306,680
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
NTT DoCoMo, Inc. sponsored ADR	15,000	$ 258,300
Sprint Nextel Corp. (a)	425,000	1,032,750
		1,291,050
TOTAL TELECOMMUNICATION SERVICES		4,597,730
UTILITIES - 4.6%
Electric Utilities - 0.3%
Allegheny Energy, Inc.	10,000	332,400
Independent Power Producers & Energy Traders - 2.1%
AES Corp. (a)	90,000	711,900
NRG Energy, Inc. (a)	70,000	1,635,200
		2,347,100
Multi-Utilities - 2.2%
CMS Energy Corp.	115,000	1,351,250
PG&E Corp.	15,000	580,050
Sempra Energy	10,000	438,400
		2,369,700
TOTAL UTILITIES		5,049,200
TOTAL COMMON STOCKS (Cost $127,185,854)		106,292,591
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.08% 2/12/09 to 4/2/09 (e) (Cost $539,963)	$ 540,000	539,885
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	4,770,094	$ 4,770,094
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	262,550	262,550
TOTAL MONEY MARKET FUNDS (Cost $5,032,644)		5,032,644
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $132,758,461)		111,865,120
NET OTHER ASSETS - (1.3)%		(1,459,316)
NET ASSETS - 100%		$ 110,405,804
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
82 CME E-mini S&P 500 Index Contracts	March 2009	$ 3,372,250	$ (117,374)

The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $539,885.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,119
Fidelity Securities Lending Cash Central Fund	3,740
Total	$ 18,859
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 111,865,120	$ 111,228,304	$ 636,816	$ -
Other Financial Instruments*	$ (117,374)	$ (117,374)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $133,140,847. Net unrealized depreciation aggregated $21,275,727, of which $3,555,689 related to appreciated investment securities and $24,831,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009